Condensed Consolidated Balance Sheets (Unaudited) (Paranthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	375,000,000	375,000,000
Common stock, shares issued	21,845,932	10,059,000
Common stock, shares outstanding	21,845,932	10,059,000
Series A convertible preferred stock
Convertible preferred stock par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	3,000,000	3,000,000
Convertible preferred stock, shares issued	0	1,620,000
Convertible preferred stock, shares outstanding	0	1,620,000
Aggregate liquidation preference value		$ 810,000
Series B convertible preferred stock
Convertible preferred stock par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, shares issued	0	597,725
Convertible preferred stock, shares outstanding	0	597,725
Aggregate liquidation preference value		$ 986,246